FAIR VALUE MEASUREMENTS - Fair value measurements (Details) $ in Thousands	12 Months Ended
Jun. 30, 2020 USD ($)
Fair Value Disclosures [Abstract]
Balance as at June 30, 2019	$ 758
Settlement	(758)
Balance as of June 30, 2020	$ 0